Capital Structure (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance as of December 31, 2022 (recorded on a post-reverse split basis) were as follows:

(In thousands)	Number of Shares
Restricted stock units outstanding	878
Stock options outstanding	138
Shares issuable upon conversion of 2025 Notes	3,857
Shares issuable upon conversion of 2026 Notes	1,080
Shares issuable upon conversion of Public Warrants	1,725
Shares issuable upon conversion of Private Warrants	57
Shares issuable upon conversion of PIPE Warrants	30
Shares available for future grant under 2021 EIP	1,086

8,851

Schedule of Stock Option Activity
The following table summarizes stock option activity under the Cloudbreak Plan (recorded on a post-reverse split basis):

(In thousands, except per share amounts)	Number of Stock Options	Weighted Average Exercise Price per Stock Option
Outstanding as of June 9, 2021	171	$44.51
Options granted	—	—
Options exercised	(20)	16.30
Options forfeited or expired	—	—

Outstanding as of December 31, 2021	151	48.15
Options exercised	(10)	2.40
Options forfeited or expired	(3)	73.80

Outstanding as of December 31, 2022	138	50.76

Vested and expected to vest as of December 31, 2022	138	50.76

Exercisable as of December 31, 2022	135	$50.23

Schedule of RSU Activity
The following table summarizes our RSU activity under the 2021 EIP (recorded on a post-reverse split basis):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding as of June 30, 2021	—	$—
RSUs granted	1,078	$54.32
RSUs vested and issued	(9)	$19.30
RSUs forfeited	—	$—

Outstanding as of December 31, 2021	1,069	$54.62
RSUs granted	1,206	$5.08
RSUs vested and issued	(846)	$62.09
RSUs forfeited	(552)	$9.98

Outstanding as of December 31, 2022	878	$7.42